REVENUE (Tables)	12 Months Ended
Dec. 31, 2020
REVENUE
Summary of accounts receivable activity

A summary of the accounts receivable activity is as follows (stated in thousands):

	December 31,
	2020	2019
Accounts receivable, net:
Patient service fee	$79,310	$67,779
Hospital, management and other	1,075	1,159
Total accounts receivable	80,385	68,938
Allowance for doubtful accounts	(65,420)	(38,075)
Total accounts receivable, net	$14,965	$30,863

Summary of the allowance for doubtful accounts activity

A summary of the allowance for doubtful accounts activity is as follows (stated in thousands):

	Balance at
	beginning	Bad debt		Balance at
Year ended	of year	expense	Deductions	end of year
December 31, 2020	$38,075	$31,117	$(3,772)	$65,420
December 31, 2019	$15,293	$26,433	$(3,651)	$38,075